Revenues - Summary of Revenues (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	$ 450,400	¥ 2,950,926	¥ 412,069	$ 892,018	¥ 5,844,321	¥ 2,321,219	¥ 9,706
Vehicle Sales [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 428,943	2,810,347	372,151	$ 846,600	5,546,754	2,171,231	4,153
Services And Others [Member]
Disaggregation of Revenue [Line Items]
Revenues		¥ 140,579	¥ 39,918		¥ 297,567	¥ 149,988	¥ 5,553